HELD FOR SALE	12 Months Ended
Dec. 31, 2015
HELD FOR SALE [Abstract]
HELD-FOR-SALE

6.	DISPOSALS TO GOLAR PARTNERS
In January 2015, we sold our interests in the company that owns and operates the Golar Eskimo to Golar Partners.

(in thousands of $)	Golar Eskimo
Cash consideration received (1)	226,010
Carrying value of the net assets sold to Golar Partners	(123,604)
Gain on disposal	102,406
The gain from the sale of the Golar Eskimo in January 2015 was $102.4 million and has been recognized in the consolidated statements of operation under "Gain on disposals to Golar Partners" for the year ended December 31, 2015.
(1) The cash consideration for the Golar Eskimo comprised of $390.0 million for the vessel and charter less the assumed bank debt of $162.8 million less purchase price adjustments of $1.2 million.
In March 2014, we sold our interests in the company that owns and operates the Golar Igloo to Golar Partners.

(in thousands of $)	Golar Igloo
Cash consideration received (2)	156,001
Carrying value of the net assets sold to Golar Partners	(112,714)
Gain on disposal	43,287
The gain from the sale of the Golar Igloo in March 2014 was $43.3 million and has been recognized in the consolidated statements of operation under "Gain on disposals to Golar Partners" for the year ended December 31, 2014.
(2) The cash consideration for the Golar Igloo comprised of $310.0 million for the vessel and charter less the assumed bank debt of $161.3 million plus purchase price adjustments of $7.3 million.
In February 2013, we sold our interests in the company that owns and operates the Golar Maria to Golar Partners.

(in thousands of $)	Golar Maria
Cash consideration received (3)	127,900
Carrying value of the net assets sold to Golar Partners	(45,630)
Gain on disposal	82,270
Deferred gain on sale (note 28)	(17,114)
Gain recognized on sale	65,156

The gain from the sale of the Golar Maria was $82.3 million of which $65.2 million had been recognized at the time of the sale in the consolidated statements of operation under "Gain on disposals to Golar Partners". The remaining $17.1 million, which represents profit based on our holding in the subordinated units in Golar Partners measured as of the date of the dropdown, has been deferred under "Other current liabilities" and "Other long-term liabilities" (see note 28) and is being released to income over the remaining useful life of the vessel or until it is sold. As of December 31, 2015 and 2014, the unamortized portion of the gain is $15.1 million, and $15.7 million, respectively.
(3) The cash consideration for the Golar Maria comprised of $215.0 million for the vessel less the assumed bank debt and interest rate swap liability of $89.5 million and $3.1 million, respectively, plus purchase price adjustments of $5.5 million.

19.	HELD-FOR-SALE

a) Vessel held-for-sale

In April 2015, we purchased the vessel LNG Abuja for a consideration of $20.0 million. In June 2015, we agreed the sale of the vessel to a third party for $19.0 million and the transaction was completed in July 2015. Accordingly, as of June 30, 2015, the vessel was classified as held-for-sale resulting in an impairment loss of $1.0 million recognized in 2015.

In December 2014, we entered into an agreement to sell our LNG carrier the Golar Viking to Equinox at a sale price of $135.0 million, resulting in a loss on disposal of $5.8 million. This vessel was classified as held-for-sale in our consolidated balance sheet as at December 31, 2014. We completed the sale of the Golar Viking in February 2015.

b) Assets and liabilities held-for-sale

In February 2016, we entered into an agreement to sell our interests in the companies that own and operate the FSRU the Golar Tundra to Golar Partners. The assets and liabilities held within our consolidated balance sheet that are related to the disposal group have been reclassified as held-for-sale and depreciation has ceased for this vessel. The sale of the Golar Tundra is expected to be completed in May 2016 (see note 36).

In December 2014, we entered into an agreement to sell our interests in the companies that own and operate the FSRU the Golar Eskimo to Golar Partners. The sale of the Golar Eskimo was completed in January 2015 (see note 6).

Assets and liabilities included in our consolidated balance sheet presented as held-for-sale are shown below:

(in thousands of $)	As of December 31, 2015	As of December 31, 2014
ASSETS
Current assets
Restricted cash	3,618	—
Other receivables, prepaid expenses and accrued income	217	196
Inventories	572	266
Total current assets	4,407	462

Non-current assets
Vessels and equipment, net	262,627	280,284
Deferred charges	2,425	4,209
Total non-current assets	265,052	284,493
Total assets (2)	269,459	284,955

LIABILITIES
Current liabilities
Current portion of long-term debt	—	(13,569)
Short-term debt (1)	(201,725)	—
Trade accounts payable	(844)	(419)
Accrued expenses	(1,019)	(786)
Amounts due to related parties	(50)	(366)
Total current liabilities	(203,638)	(15,140)

Non-current liabilities
Long-term debt	—	(149,261)
Total non-current liabilities	—	(149,261)
Total liabilities (2)	(203,638)	(164,401)

(1) The short-term debt of $201.7 million relates to a secured debt financing arrangement entered into by the CMBL lessor VIE in respect of the Golar Tundra. The debt facility is denominated in USD, bears interest at LIBOR plus a margin and is repayable with a final balloon payment of $201.7 million in 2016. Although we have no control over the funding arrangements of the CMBL lessor VIE, as we consider ourselves the primary beneficiary of the VIE, we are required to consolidate this loan facility into our financial results. Refer to note 4 for additional detail.
(2) We have classified all assets and liabilities as current on the consolidated balance sheets.
(3) We have not presented any of our held-for-sale assets or disposal groups as discontinued operations in our statements of operations as we consider ourselves a project development company, such that our strategy encompasses the disposal of vessels and related interests for the purpose of financing our projects, thus they do not represent a strategic shift and do not have a major effect on our operations and financial results.